Stock-Based Compensation - Fair Value of Options Estimated on Date of Grant Using Black-Scholes Option Pricing Model (Details) - Stock Options	12 Months Ended
Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected option life	5 years 7 months 6 days
Expected volatility	74.47%
Risk-free interest rate	1.00%
Expected dividend yield	0.00%